PAID-IN CAPITAL (Details) In Millions, except Share data, unless otherwise specified	0 Months Ended			1 Months Ended
	May 12, 2014 EUR (€)	May 10, 2014 EUR (€)	Apr. 11, 2014 EUR (€)	Jun. 30, 2013	May 31, 2009 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)	Jun. 28, 2013 USD ($)	Jun. 26, 2013 EUR (€)	Jun. 19, 2013 EUR (€)	Apr. 29, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 30, 2011 EUR (€)	May 21, 2009 EUR (€)	Feb. 22, 2013 Eurobank Ergasias Sa [Member] EUR (€)	Jun. 19, 2013 HFSF EUR (€)
Paid In Capital Textual Details [Abstract]
Issuance of preferred stock - Par value per share														€ 5.00	€ 5.00
Share Capital Increase covered through the transfer to the Bank of an equal market value Greek government bond with a coupon rate of 6-month Euribor plus 130 basis points.					130
Issue Of Redeemable Preference Shares														200,000,000	70,000,000
Basis over the issue price of each preference share for calculation of the right to receive payment of a fixed return.													10.00%
Preferred shares coupon rate increase per annum if not redeemed after five years following their issuance.													2.00%
Common Stock Increase By Issuance Of New Common Shares [Abstract]
Amount of share capital increase		€ 2,500	€ 2,500
Issuance of common stock - Number of shares		1,136,363,637
Par value of ordinary shares distributed		€ 0.30					€ 0.3	€ 0.3								€ 1.00	€ 0.30
Subscription price per share		€ 2.20
Stock issued during period value new issues common stock	341
Stock issued during period value new issues additional paid in capital	2,159
Paid In Capital [Line Items]
Issuance of Common Shares																270,510,718	2,274,125,874
Par value of ordinary shares distributed		€ 0.30					€ 0.3	€ 0.3								€ 1.00	€ 0.30
Share capital increase in the context of the recapitalisation
Value of shares, before reduction in Common Stock												€ 10
Value of shares, after reduction in Common Stock												€ 0.30
Contribution by HFSF of EFSF bonds							9,756	9,756
HFSF contribution in share capital increase						0	0	8,677			8,677		0
Common stock value outstanding											682
The total capital credited to additional paid-in capital											9,074
Warrants
Number of warrants were granted to private investors										245,779,626
Class of warrant or right number of securities called by each warrant or right ratio										82.29239%
Exercise price of the acquired new shares held by HFSF										€ 4.29
Plus accrued interest at annual rate										3.00%
Margin for the first year										1.00%
Margin for the second year										2.00%
Margin for the third year										3.00%
Margin for the fourth year										4.00%
Margin for the remaining period										5.00%
Warrants remaining in force										245,748,459
Number of shares held by HFSF										2,022,322,834
Repurchase of non-cumulative, non-voting, redeemable preference shares
Tendered ADS amount on expiration time of offer				12,360,169
ADS outstanding at expiration date percentage				0.494
Purchase cost of tendered ADS									155
Paid In Capital Textual Details Not Used [Abstract]
Bank's Share Capital Increase					350
Common Stock Par Or Stated Value Per Share		€ 0.30					€ 0.3	€ 0.3								€ 1.00	€ 0.30
Shares Issued through a Right Issue		1,136,363,637
Amount of share capital increase		€ 2,500	€ 2,500